JPMorgan SmartRetirement® Blend Income Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 38.1%
Fixed Income — 15.6%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	9,439	69,003
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	56	330
JPMorgan High Yield Fund Class R6 Shares (a)	5,616	34,875
Total Fixed Income		104,208
International Equity — 3.1%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	1,363	21,005
U.S. Equity — 19.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	2,115	130,344
Total Investment Companies (Cost $238,611)		255,557
Exchange-Traded Funds — 33.0%
Alternative Assets — 0.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	65	5,374
Fixed Income — 16.0%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1,358	63,759
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	15	668
JPMorgan Inflation Managed Bond ETF (a)	903	42,899
Total Fixed Income		107,326
International Equity — 11.0%
JPMorgan BetaBuilders International Equity ETF (a)	1,372	73,910
U.S. Equity — 5.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	248	18,731
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	297	16,106
Total U.S. Equity		34,837
Total Exchange-Traded Funds (Cost $217,893)		221,447
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 7.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	529	352
1.13%, 8/15/2040	4,644	3,070
1.75%, 8/15/2041	535	387
2.38%, 2/15/2042	1,140	917
3.25%, 5/15/2042	345	318
3.38%, 8/15/2042	1,600	1,502
3.88%, 2/15/2043	2,050	2,068
1.38%, 8/15/2050	3,630	2,180
1.63%, 11/15/2050	1,505	965
1.88%, 2/15/2051	343	234
2.25%, 2/15/2052	1,114	831
3.00%, 8/15/2052	422	371
3.63%, 2/15/2053	1,310	1,301

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
0.88%, 1/31/2024 (b)	1,684	1,631
4.13%, 1/31/2025	320	320
3.88%, 3/31/2025	4,025	4,013
3.50%, 9/15/2025	116	115
4.00%, 2/15/2026	210	211
4.63%, 3/15/2026	2,600	2,659
1.88%, 2/28/2027	805	751
3.13%, 8/31/2027	3,520	3,443
3.88%, 12/31/2027	445	450
0.75%, 1/31/2028	685	598
3.63%, 3/31/2028	6,705	6,716
1.88%, 2/28/2029	1,724	1,566
2.88%, 4/30/2029	2,752	2,642
3.13%, 8/31/2029	2,480	2,414
3.63%, 3/31/2030	3,535	3,551
2.88%, 5/15/2032	1,000	952
3.50%, 2/15/2033	3,880	3,886
U.S. Treasury STRIPS Bonds
1.05%, 8/15/2026 (c)	1,015	895
1.17%, 5/15/2027 (c)	1,035	890
Total U.S. Treasury Obligations (Cost $55,277)		52,199
Corporate Bonds — 4.8%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.50%, 3/1/2025	85	81
2.75%, 2/1/2026	21	20
2.20%, 2/4/2026	15	14
2.70%, 2/1/2027	765	705
3.45%, 11/1/2028	63	58
Northrop Grumman Corp.
5.15%, 5/1/2040	95	96
3.85%, 4/15/2045	80	67
Raytheon Technologies Corp.
2.25%, 7/1/2030	143	123
5.15%, 2/27/2033	51	53
3.75%, 11/1/2046	130	107
		1,324
Automobiles — 0.0% ^
General Motors Co. 6.80%, 10/1/2027	150	158
Hyundai Capital America 1.30%, 1/8/2026 (d)	40	36
		194
Banks — 1.1%
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	200	175
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (e)	199	179

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	77	77
(SOFR + 1.05%), 2.55%, 2/4/2028 (e)	80	73
(SOFR + 1.58%), 4.38%, 4/27/2028 (e)	105	102
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	500	421
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	200	173
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	90	89
Barclays plc (United Kingdom) 4.34%, 1/10/2028	200	190
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	300	270
(SOFR + 1.73%), 3.12%, 10/19/2032 (d) (e)	250	187
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (e)	125	118
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	410	347
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (d) (f)	250	176
Credit Agricole SA (France)
4.38%, 3/17/2025 (d)	200	192
(SOFR + 0.89%), 1.25%, 1/26/2027 (d) (e)	250	223
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (d)	200	205
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (e)	745	638
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (d)	200	192
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (e)	200	176
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (e)	270	239
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (e)	235	236
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (e)	200	192
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (e)	85	84
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	200	178
(SOFR + 2.75%), 6.83%, 11/21/2026 (e)	200	203
(SOFR + 0.99%), 1.67%, 6/14/2027 (e)	200	174
Societe Generale SA (France)
4.25%, 4/14/2025 (d)	400	375
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (e)	245	193
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	200	203
5.71%, 1/13/2030	200	206
Truist Financial Corp. (SOFR + 1.85%), 5.12%, 1/26/2034 (e)	45	44
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	175
Wells Fargo & Co.
4.30%, 7/22/2027	580	562
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	110	98

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040 (f)	15	10
3.13%, 11/18/2041	80	55
		7,430
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	95	83
Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	251	233
4.05%, 11/21/2039	200	179
4.25%, 11/21/2049	75	66
Amgen, Inc.
5.25%, 3/2/2033	85	87
5.60%, 3/2/2043	110	113
3.00%, 1/15/2052	200	137
Gilead Sciences, Inc. 2.60%, 10/1/2040	108	80
		895
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	190	168
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	87	69
Capital Markets — 0.5%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	113	75
Credit Suisse AG (Switzerland) 1.25%, 8/7/2026	250	211
Credit Suisse Group AG (Switzerland) 4.28%, 1/9/2028 (d)	500	451
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (e)	450	388
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	688	668
(SOFR + 1.11%), 2.64%, 2/24/2028 (e)	440	401
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (d)	240	244
(SOFR + 1.07%), 1.34%, 1/12/2027 (d) (e)	185	165
(SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	100	81
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	180	181
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	380	311
S&P Global, Inc.
2.70%, 3/1/2029	111	101
4.25%, 5/1/2029	130	128
		3,405
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	84	85
LYB International Finance III LLC 1.25%, 10/1/2025	52	47
		132

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — 0.0% ^
Republic Services, Inc. 5.00%, 4/1/2034	30	31
Consumer Finance — 0.3%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	150	146
6.50%, 7/15/2025	150	151
2.45%, 10/29/2026	450	404
3.00%, 10/29/2028	150	131
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (d)	78	73
5.50%, 1/15/2026 (d)	290	284
2.13%, 2/21/2026 (d)	60	53
4.25%, 4/15/2026 (d)	10	9
2.53%, 11/18/2027 (d)	383	324
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (e)	85	65
General Motors Financial Co., Inc. 3.80%, 4/7/2025	100	97
		1,737
Consumer Staples Distribution & Retail — 0.0% ^
7-Eleven, Inc.
1.80%, 2/10/2031 (d)	100	79
2.50%, 2/10/2041 (d)	50	34
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (d)	115	86
3.63%, 5/13/2051 (d)	125	87
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (d)	36	32
		318
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	99	88
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	40	34
Diversified REITs — 0.0% ^
Safehold Operating Partnership LP 2.85%, 1/15/2032	146	113
WP Carey, Inc. 2.40%, 2/1/2031	71	58
		171
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
3.50%, 6/1/2041	227	179
3.55%, 9/15/2055	152	109
Verizon Communications, Inc. 2.65%, 11/20/2040	79	57
		345
Electric Utilities — 0.4%
Duke Energy Florida LLC 5.95%, 11/15/2052	82	91
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	43	31
Edison International 5.75%, 6/15/2027	70	71
Emera US Finance LP (Canada) 4.75%, 6/15/2046	92	75

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Entergy Arkansas LLC 2.65%, 6/15/2051	36	23
Entergy Louisiana LLC
4.00%, 3/15/2033	67	63
2.90%, 3/15/2051	20	14
Evergy Missouri West, Inc. 5.15%, 12/15/2027 (d)	95	96
Evergy, Inc. 2.90%, 9/15/2029	175	157
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	195	181
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	80	67
Fortis, Inc. (Canada) 3.06%, 10/4/2026	110	103
ITC Holdings Corp. 2.95%, 5/14/2030 (d)	53	47
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (d)	78	77
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	34	26
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	111	74
NRG Energy, Inc.
2.00%, 12/2/2025 (d)	40	36
2.45%, 12/2/2027 (d)	165	141
Pacific Gas and Electric Co.
3.45%, 7/1/2025	75	72
2.95%, 3/1/2026	137	127
3.75%, 8/15/2042 (g)	41	29
4.30%, 3/15/2045	25	19
PacifiCorp 4.15%, 2/15/2050	53	45
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	85	90
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	50	48
Series A-5, 5.10%, 6/1/2052	45	46
Public Service Co. of Oklahoma 5.25%, 1/15/2033	80	82
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	77	69
5.85%, 11/1/2027	98	103
Series C, 4.13%, 3/1/2048	54	45
Union Electric Co. 3.90%, 4/1/2052	68	57
Vistra Operations Co. LLC 4.88%, 5/13/2024 (d)	141	139
		2,344
Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	88	71
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	124	120
Walt Disney Co. (The) 3.50%, 5/13/2040	150	128
		319
Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.85%, 4/5/2029 (d)	40	37
Global Payments, Inc. 3.20%, 8/15/2029	139	122
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	86	64
		223
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	64	54

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Kellogg Co. 5.25%, 3/1/2033	65	67
Kraft Heinz Foods Co.
4.63%, 10/1/2039	85	78
4.38%, 6/1/2046	47	41
Smithfield Foods, Inc. 3.00%, 10/15/2030 (d)	179	143
		383
Gas Utilities — 0.1%
Atmos Energy Corp. 2.85%, 2/15/2052	85	58
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	174	140
Southern California Gas Co. 6.35%, 11/15/2052	125	144
		342
Ground Transportation — 0.1%
CSX Corp. 3.80%, 11/1/2046	93	76
Kansas City Southern 4.70%, 5/1/2048	72	66
Norfolk Southern Corp. 3.05%, 5/15/2050	90	62
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	200	178
Union Pacific Corp. 3.55%, 8/15/2039	121	103
		485
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	27	26
DH Europe Finance II SARL 3.25%, 11/15/2039	46	38
		64
Health Care Providers & Services — 0.2%
AHS Hospital Corp. 5.02%, 7/1/2045	50	49
Banner Health 1.90%, 1/1/2031	100	82
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	65	46
CommonSpirit Health
1.55%, 10/1/2025	30	28
2.78%, 10/1/2030	65	55
3.91%, 10/1/2050	25	20
Elevance Health, Inc. 2.25%, 5/15/2030	168	144
HCA, Inc.
5.25%, 6/15/2026	378	378
5.50%, 6/15/2047	60	56
3.50%, 7/15/2051	52	36
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	70	51
MultiCare Health System 2.80%, 8/15/2050	46	28
MyMichigan Health Series 2020, 3.41%, 6/1/2050	15	11
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	55	39
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	85	55
UnitedHealth Group, Inc. 5.88%, 2/15/2053	40	45
Universal Health Services, Inc. 2.65%, 10/15/2030	7	6
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	160	108
		1,237

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — 0.1%
Healthcare Realty Holdings LP 2.00%, 3/15/2031	166	130
Healthpeak OP LLC 2.13%, 12/1/2028	121	105
Physicians Realty LP 2.63%, 11/1/2031	45	35
Sabra Health Care LP 3.20%, 12/1/2031	80	59
		329
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp.
4.80%, 2/15/2033	100	101
3.35%, 3/12/2050	86	64
		165
Independent Power and Renewable Electricity Producers — 0.0% ^
Constellation Energy Generation LLC 5.80%, 3/1/2033	69	71
Southern Power Co. 5.15%, 9/15/2041	115	108
		179
Insurance — 0.1%
Athene Global Funding
2.75%, 6/25/2024 (d)	134	129
1.45%, 1/8/2026 (d)	205	181
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	65	54
Brown & Brown, Inc. 2.38%, 3/15/2031	168	134
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (d)	136	89
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	188	152
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (d)	75	65
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	40	34
3.30%, 5/15/2050 (d)	169	122
		960
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	115	89
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	54	44
3.50%, 6/1/2041	50	34
3.50%, 3/1/2042	30	20
3.70%, 4/1/2051	174	111
Comcast Corp.
3.25%, 11/1/2039	149	121
2.80%, 1/15/2051	204	138
Discovery Communications LLC 3.63%, 5/15/2030	74	66
		534
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (d)	200	195

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (d)	158	132
Steel Dynamics, Inc. 1.65%, 10/15/2027	122	105
		432
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	78	54
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	70	79
Consumers Energy Co. 3.25%, 8/15/2046	34	25
		158
Office REITs — 0.0% ^
Corporate Office Properties LP 2.75%, 4/15/2031	113	84
Oil, Gas & Consumable Fuels — 0.3%
Boardwalk Pipelines LP 4.45%, 7/15/2027	85	83
BP Capital Markets America, Inc. 2.77%, 11/10/2050	77	52
Coterra Energy, Inc. 3.90%, 5/15/2027	65	62
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	60	62
Energy Transfer LP
4.40%, 3/15/2027	175	170
5.00%, 5/15/2044 (g)	210	179
Enterprise Products Operating LLC 4.45%, 2/15/2043	100	89
Exxon Mobil Corp. 3.00%, 8/16/2039	265	214
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (d)	75	62
4.32%, 12/30/2039 (d)	55	42
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (d)	245	227
3.45%, 10/15/2027 (d)	130	118
HF Sinclair Corp. 5.88%, 4/1/2026	49	50
MPLX LP 4.50%, 4/15/2038	86	76
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	80	68
Phillips 66 5.30%, 6/30/2033	60	61
Phillips 66 Co. 3.55%, 10/1/2026 (d)	85	81
Targa Resources Corp. 4.20%, 2/1/2033	30	27
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	175	137
		1,860
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	250	230
Kenvue, Inc. 5.20%, 3/22/2063 (d)	80	83
		313
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	20	24
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	90	84
Merck & Co., Inc. 2.35%, 6/24/2040	133	98
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	200	143
Viatris, Inc.
3.85%, 6/22/2040	111	78

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
4.00%, 6/22/2050	63	41
Zoetis, Inc. 5.60%, 11/16/2032	98	104
		572
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	60	63
Residential REITs — 0.0% ^
UDR, Inc.
2.10%, 8/1/2032	167	129
1.90%, 3/15/2033	40	30
		159
Retail REITs — 0.1%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	70	60
2.50%, 8/16/2031	40	31
Realty Income Corp. 1.80%, 3/15/2033	115	85
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (d)	272	261
		437
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	85	65
Broadcom, Inc.
1.95%, 2/15/2028 (d)	210	183
3.19%, 11/15/2036 (d)	87	66
Intel Corp.
5.63%, 2/10/2043	25	25
5.70%, 2/10/2053	45	46
KLA Corp. 3.30%, 3/1/2050	172	131
NXP BV (China)
5.00%, 1/15/2033	50	49
3.25%, 5/11/2041	135	98
Xilinx, Inc. 2.38%, 6/1/2030	228	199
		862
Software — 0.1%
Oracle Corp.
3.80%, 11/15/2037	310	257
5.55%, 2/6/2053	60	57
VMware, Inc.
1.40%, 8/15/2026	154	136
4.70%, 5/15/2030	143	139
		589
Specialized REITs — 0.1%
American Tower Corp.
1.50%, 1/31/2028	65	55
1.88%, 10/15/2030	421	334

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Equinix, Inc. 2.90%, 11/18/2026	122	113
Life Storage LP 2.40%, 10/15/2031	110	89
		591
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 4.95%, 9/15/2052	51	51
Lowe's Cos., Inc. 3.70%, 4/15/2046	228	174
		225
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.45%, 2/9/2045	160	137
2.70%, 8/5/2051	120	85
Dell International LLC 6.20%, 7/15/2030	370	386
		608
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	145	114
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	168	144
4.39%, 8/15/2037	110	90
3.73%, 9/25/2040	143	102
		450
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	175	167
2.88%, 1/15/2026	90	84
1.88%, 8/15/2026	245	217
		468
Wireless Telecommunication Services — 0.0% ^
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (d)	55	45
T-Mobile USA, Inc. 2.55%, 2/15/2031	250	212
		257
Total Corporate Bonds (Cost $37,071)		32,205
Mortgage-Backed Securities — 4.6%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	495	435
Pool # WA1626, 3.45%, 8/1/2032	397	374
Pool # WN3225, 3.80%, 10/1/2034	250	238
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	214	204
Pool # QB4026, 2.50%, 10/1/2050	632	554
Pool # QB4045, 2.50%, 10/1/2050	401	346
Pool # QB4484, 2.50%, 10/1/2050	213	186
Pool # QB4542, 2.50%, 10/1/2050	220	192
Pool # RA4224, 3.00%, 11/1/2050	108	97

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QB8503, 2.50%, 2/1/2051	330	285
Pool # QC4789, 3.00%, 7/1/2051	226	204
Pool # QD5778, 3.00%, 1/1/2052	254	228
Pool # QE1637, 4.00%, 5/1/2052	108	105
Pool # QE1832, 4.50%, 5/1/2052	126	126
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	360	369
Pool # FM3118, 3.00%, 5/1/2050	180	164
Pool # CA6635, 2.50%, 8/1/2050	198	173
Pool # BQ2894, 3.00%, 9/1/2050	329	299
Pool # BQ3996, 2.50%, 10/1/2050	240	208
Pool # BQ5243, 3.50%, 10/1/2050	119	111
Pool # CA7398, 3.50%, 10/1/2050	342	321
Pool # CA8637, 4.00%, 1/1/2051	718	700
Pool # BU3079, 3.00%, 1/1/2052	167	150
Pool # BV0273, 3.00%, 1/1/2052	197	178
Pool # BV4831, 3.00%, 2/1/2052	157	141
Pool # BV0295, 3.50%, 2/1/2052	419	396
Pool # BV6743, 4.50%, 5/1/2052	153	151
Pool # BV9515, 6.00%, 6/1/2052	139	143
FNMA, Other
Pool # BS7576, 4.86%, 12/1/2027	222	227
Pool # AM3010, 5.07%, 3/1/2028	206	213
Pool # BL8639, 1.09%, 4/1/2028	238	205
Pool # BS6144, 3.97%, 1/1/2029	490	484
Pool # AM5319, 4.34%, 1/1/2029	187	189
Pool # BS8149, 4.97%, 9/1/2029 (h)	300	311
Pool # BS0448, 1.27%, 12/1/2029	444	372
Pool # BL9748, 1.60%, 12/1/2029	139	119
Pool # AN7593, 2.99%, 12/1/2029	127	118
Pool # AN8285, 3.11%, 3/1/2030	133	125
Pool # BS0154, 1.28%, 4/1/2030	96	80
Pool # AM8544, 3.08%, 4/1/2030	59	56
Pool # BL9251, 1.45%, 10/1/2030	358	298
Pool # AM4789, 4.18%, 11/1/2030	84	83
Pool # BL9891, 1.37%, 12/1/2030	246	203
Pool # BS0025, 1.38%, 12/1/2030	562	469
Pool # BL9494, 1.46%, 12/1/2030	95	78
Pool # BS7290, 5.64%, 2/1/2031	499	531
Pool # BS6203, 4.26%, 4/1/2031	199	197
Pool # BS6802, 4.93%, 6/1/2031	539	560
Pool # BS5580, 3.68%, 1/1/2032	370	355
Pool # BS4654, 2.39%, 3/1/2032	343	299
Pool # BL5680, 2.44%, 3/1/2032	425	369
Pool # AN6149, 3.14%, 7/1/2032	595	551
Pool # BS5530, 3.30%, 7/1/2032	564	523
Pool # BS6345, 3.91%, 8/1/2032	165	160
Pool # BM3226, 3.44%, 10/1/2032 (i)	588	556

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS6822, 3.81%, 10/1/2032	320	310
Pool # BS6954, 4.93%, 10/1/2032	257	270
Pool # BS6819, 4.12%, 11/1/2032	375	372
Pool # BS6985, 4.92%, 11/1/2032	600	630
Pool # BS7090, 4.45%, 12/1/2032	615	623
Pool # AN7923, 3.33%, 1/1/2033	250	231
Pool # BS7398, 4.74%, 2/1/2033	285	296
Pool # BS5357, 3.41%, 3/1/2033	275	256
Pool # AN9067, 3.51%, 5/1/2033	140	132
Pool # BS8416, 4.56%, 5/1/2033 (h)	210	213
Pool # AN9752, 3.65%, 7/1/2033	265	252
Pool # BS5511, 3.45%, 8/1/2033	365	341
Pool # BS5127, 3.15%, 9/1/2033	215	195
Pool # BL1012, 4.03%, 12/1/2033	130	127
Pool # BL0900, 4.08%, 2/1/2034	75	74
Pool # AN0375, 3.76%, 12/1/2035	226	219
Pool # AN4430, 3.61%, 1/1/2037	211	203
Pool # BF0230, 5.50%, 1/1/2058	557	580
Pool # BF0497, 3.00%, 7/1/2060	267	239
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	317	298
Pool # BR3929, 3.50%, 10/20/2050	198	186
Pool # BW1726, 3.50%, 10/20/2050	258	242
Pool # BS8546, 2.50%, 12/20/2050	649	560
Pool # BR3928, 3.00%, 12/20/2050	324	300
Pool # BU7538, 3.00%, 12/20/2050	215	200
Pool # 785294, 3.50%, 1/20/2051	640	587
Pool # CA8452, 3.00%, 2/20/2051	902	834
Pool # CB1543, 3.00%, 2/20/2051	610	555
Pool # CA3588, 3.50%, 2/20/2051	598	560
Pool # CB1536, 3.50%, 2/20/2051	640	604
Pool # CB1542, 3.00%, 3/20/2051	380	346
Pool # CC0070, 3.00%, 3/20/2051	92	86
Pool # CC8726, 3.00%, 3/20/2051	144	131
Pool # CC8738, 3.00%, 3/20/2051	160	147
Pool # CC8723, 3.50%, 3/20/2051	769	721
Pool # CC0088, 4.00%, 3/20/2051	31	30
Pool # CC0092, 4.00%, 3/20/2051	73	72
Pool # CC8727, 3.00%, 4/20/2051	200	182
Pool # CC8739, 3.00%, 4/20/2051	567	519
Pool # CC8740, 3.00%, 4/20/2051	483	441
Pool # CC8751, 3.00%, 4/20/2051	103	94
Pool # CA3563, 3.50%, 7/20/2051	382	362
Pool # CE2586, 3.50%, 7/20/2051	533	500
Pool # CK1527, 3.50%, 12/20/2051	370	349
Pool # CJ8184, 3.50%, 1/20/2052	396	371
Pool # CK2660, 3.00%, 2/20/2052	245	220
Pool # CK2716, 3.50%, 2/20/2052	299	277

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, Other Pool # 785183, 2.93%, 10/20/2070 (i)	347	312
Total Mortgage-Backed Securities (Cost $33,788)		30,458
Asset-Backed Securities — 3.1%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (d)	34	33
Series 2021-A, Class B, 1.79%, 4/15/2027 (d)	340	331
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	128	114
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 5.59%, 12/18/2037 (d) (i)	100	98
Series 2021-FL4, Class AS, 5.86%, 12/18/2037 (d) (i)	230	225
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	315	278
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	260	234
Series 2016-3, Class AA, 3.00%, 10/15/2028	185	163
Series 2021-1, Class B, 3.95%, 7/11/2030	320	281
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (d)	150	142
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (d)	100	91
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (d)	335	303
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (d)	140	125
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	120	102
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	100	85
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (d)	29	28
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (d)	187	177
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (d)	238	223
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (d)	345	317
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	200	193
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (d)	104	94
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (d)	43	42
Series 2020-P1, Class C, 1.32%, 11/9/2026	175	154
CPS Auto Receivables Trust Series 2021-B, Class C, 1.23%, 3/15/2027 (d)	270	264
Credit Acceptance Auto Loan Trust Series 2020-2A, Class C, 2.73%, 11/15/2029 (d)	260	253
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (d)	30	30
Crossroads Asset Trust
Series 2021-A, Class A2, 0.82%, 3/20/2024 (d)	1	1
Series 2021-A, Class B, 1.12%, 6/20/2025 (d)	195	193
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	205	182
Delta Air Lines Pass-Through Trust Series 2020-1, Class A, 2.50%, 6/10/2028	242	212
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (d)	37	35
Series 2021-1A, Class C, 2.70%, 11/21/2033 (d)	114	104
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	117	115
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (d)	135	131
Series 2021-2A, Class C, 1.10%, 2/16/2027 (d)	165	158

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-2A, Class D, 5.46%, 3/15/2028 (d)	130	127
Series 2023-1A, Class C, 5.55%, 10/16/2028 (d)	245	244
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	243	219
Exeter Automobile Receivables Trust
Series 2021-2A, Class C, 0.98%, 6/15/2026	280	272
Series 2022-5A, Class C, 6.51%, 12/15/2027	175	178
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (d)	43	41
First Investors Auto Owner Trust Series 2021-1A, Class B, 0.89%, 3/15/2027 (d)	140	136
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	420	359
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (d)	140	129
Flagship Credit Auto Trust
Series 2021-1, Class B, 0.68%, 2/16/2027 (d)	180	177
Series 2020-4, Class C, 1.28%, 2/16/2027 (d)	185	177
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (i)	265	227
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	407	359
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	237	200
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	131	132
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (d)	187	180
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 (d)	43	43
Series 2021-B, Class A, 1.11%, 2/15/2029 (d)	35	34
Series 2021-B, Class B, 1.68%, 2/15/2029 (d)	215	208
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (d)	208	206
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (d)	68	66
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	425	378
Marlette Funding Trust Series 2021-1A, Class B, 1.00%, 6/16/2031 (d)	85	84
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (d)	365	355
MVW LLC Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	353	313
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (d)	260	252
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (d)	217	203
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (d)	173	157
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (d)	447	405
Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027 (d)	113	109
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 (d)	120	103
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (d)	247	234
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	830	749
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 3/8/2029 (d)	31	30
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (d)	79	78
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	300	284
Series 2021-3, Class A, 1.15%, 5/15/2029 (d)	72	71
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (d) (i)	144	135
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (d) (g)	465	441
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (d) (g)	336	314

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (d)	179	163
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (d)	130	118
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (d)	300	278
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (d)	889	778
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (d)	390	364
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (d)	210	201
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	608	563
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (d)	195	182
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	90	83
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (d)	76	75
Tricolor Auto Securitization Trust Series 2021-1A, Class C, 1.33%, 9/16/2024 (d)	212	211
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	69	64
Series 2019-2, Class B, 3.50%, 5/1/2028	139	126
Series 2016-2, Class A, 3.10%, 10/7/2028	78	67
Series 2018-1, Class A, 3.70%, 3/1/2030	204	176
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (d)	47	44
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (d)	148	146
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (d) (g)	98	93
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (d) (g)	147	139
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (d)	32	32
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (d) (g)	187	171
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (d) (g)	720	662
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (d) (g)	620	580
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (d) (g)	394	359
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (d) (g)	247	229
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (d) (g)	446	419
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (d) (g)	474	435
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 (d)	171	162
Westlake Automobile Receivables Trust Series 2020-3A, Class C, 1.24%, 11/17/2025 (d)	75	74
Total Asset-Backed Securities (Cost $22,547)		20,914
Collateralized Mortgage Obligations — 0.9%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (d) (g)	326	305
Bayview Finance LLC, 4.00%, 7/12/2033 ‡	183	181
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	422	362
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 ‡ (d) (i)	56	54
Series 2021-HB5, Class A, 0.80%, 2/25/2031 ‡ (d) (i)	246	238
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (d) (i)	374	356
FHLMC, REMIC
Series 4672, Class QB, 3.50%, 4/15/2047	300	278
Series 4910, Class LZ, 3.00%, 9/25/2049	445	305
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	155	165
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	59	61

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	130	125
Series 2018-52, Class PZ, 4.00%, 7/25/2048	140	134
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	302	312
GNMA
Series 2021-73, Class ZY, 3.00%, 4/20/2051	490	289
Series 2015-H11, Class FC, 5.12%, 5/20/2065 (i)	162	160
Series 2021-H14, Class YD, 8.02%, 6/20/2071 (i)	370	385
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (d) (g)	176	163
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (d) (i)	150	146
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (d) (i)	259	244
Series 2021-10, Class A1, 2.49%, 10/25/2026 (d) (g)	112	104
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	193	183
Series 2019-2, Class M55D, 4.00%, 8/25/2058	251	240
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	443	401
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (i)	732	593
Total Collateralized Mortgage Obligations (Cost $6,318)		5,784
Commercial Mortgage-Backed Securities — 0.5%
BPR Trust Series 2021-KEN, Class A, 6.19%, 2/15/2029 (d) (i)	200	195
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	230	211
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.36%, 7/25/2041 (d) (i)	330	300
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.60%, 7/25/2024 (i)	21,515	115
Series K-1511, Class A1, 3.28%, 10/25/2030	312	299
Series K-1510, Class A2, 3.72%, 1/25/2031	115	111
Series K-150, Class A2, 3.71%, 9/25/2032 (i)	270	259
FNMA ACES
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (i)	515	434
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (i)	278	270
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	50	48
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (i)	552	49
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/2027 (d) (i)	210	191
Series 2015-K48, Class C, 3.65%, 8/25/2048 (d) (i)	15	14
Series 2016-K56, Class B, 3.95%, 6/25/2049 (d) (i)	165	159
Series 2017-K728, Class C, 3.65%, 11/25/2050 (d) (i)	75	72
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 5.74%, 12/15/2037 (d) (i)	176	169
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	360	287
Total Commercial Mortgage-Backed Securities (Cost $3,455)		3,183
Foreign Government Securities — 0.1%
Republic of Chile 2.55%, 1/27/2032	200	171
Republic of Panama 3.16%, 1/23/2030	200	175
Republic of Peru 2.78%, 12/1/2060	49	29

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Mexican States 3.50%, 2/12/2034	228	194
Total Foreign Government Securities (Cost $700)		569
Municipal Bonds — 0.0% (j) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Rev., 5.17%, 4/1/2041 (Cost $65)	65	69
	SHARES (000)
Short-Term Investments — 4.9%
Investment Companies — 4.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (k) (Cost $33,065)	33,065	33,065
Total Investments — 97.8% (Cost $648,790)		655,450
Other Assets Less Liabilities — 2.2%		14,812
NET ASSETS — 100.0%		670,262

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of March 31, 2023.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2023 is $186 or 0.03% of the Fund’s net assets as of March 31, 2023.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2023.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.

(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
EURO STOXX 50 Index	(36)	06/16/2023	EUR	(1,667)	(42)
MSCI EAFE E-Mini Index	(47)	06/16/2023	USD	(4,926)	(135)
MSCI Emerging Markets E-Mini Index	(296)	06/16/2023	USD	(14,735)	(368)
S&P 500 E-Mini Index	(16)	06/16/2023	USD	(3,309)	(117)
					(662)

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$20,004	$910	$20,914
Collateralized Mortgage Obligations	—	5,311	473	5,784
Commercial Mortgage-Backed Securities	—	3,183	—	3,183
Corporate Bonds	—	32,205	—	32,205
Exchange-Traded Funds	221,447	—	—	221,447
Foreign Government Securities	—	569	—	569
Investment Companies	255,557	—	—	255,557
Mortgage-Backed Securities	—	30,458	—	30,458
Municipal Bonds	—	69	—	69
U.S. Treasury Obligations	—	52,199	—	52,199
Short-Term Investments
Investment Companies	33,065	—	—	33,065
Total Investments in Securities	$510,069	$143,998	$1,383	$655,450
Depreciation in Other Financial Instruments
Futures Contracts	$(662)	$—	$—	$(662)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of June 30, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2023
Investments in Securities:
Asset-Backed Securities	$9,811	$—(a)	$53	$—(a)	$—	$(610)	$807	$(9,151)	$910
Collateralized Mortgage Obligations	1,440	—	(2)	— (a)	—	(331)	451	(1,085)	473
Commercial Mortgage-Backed Securities	168	—	—	—	—	—	—	(168)	—
Total	$11,419	$—(a)	$51	$—(a)	$—	$(941)	$1,258	$(10,404)	$1,383

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $47.
For the period ended March 31, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to

JPMorgan SmartRetirement® Blend Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$53,325	$23,805	$10,735	$—(b)	$7,515	$73,910	1,372	$523	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	8,939	1,346	4,785	279	(405)	5,374	65	167	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	39,718	30,936	6,431	(926)	462	63,759	1,358	833	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	13,153	6,956	2,348	(199)	1,169	18,731	248	161	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	11,193	6,261	2,250	(293)	1,195	16,106	297	124	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	3,123	—	2,570	(347)	462	668	15	118	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	52,847	21,904	4,757	(602)	(389)	69,003	9,439	1,422	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	10,017	174	9,434	(1,796)	1,369	330	56	129	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	26,933	6,711	12,783	(1,813)	1,957	21,005	1,363	585	—
JPMorgan Equity Index Fund Class R6 Shares (a)	108,970	34,101	22,305	(2,754)	12,332	130,344	2,115	1,342	22
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	6,866	74	7,024	(520)	604	—	—	74	—
JPMorgan High Yield Fund Class R6 Shares (a)	25,275	11,831	2,351	(315)	435	34,875	5,616	1,270	—
JPMorgan Inflation Managed Bond ETF (a)	43,296	2,219	1,893	(133)	(590)	42,899	903	982	122
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (c)	45,463	108,453	120,851	—	—	33,065	33,065	978	—
Total	$449,118	$254,771	$210,517	$(9,419)	$26,116	$510,069		$8,708	$144

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2023.